Business Segment Information (Reconciliation Of Assets, Depreciation And Additions To Long-Lived Assets From Segments To Consolidated) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011		Jul. 03, 2010		Jun. 27, 2009
Total assets	$ 9,533		$ 8,836		$ 9,419
Net assets held for sale	1,676		2,614		2,827
Other assets	2,764	[1]	1,764	[1]	1,921	[1]
Total depreciation	302		368		383
Discontinued operations	35		88		109
Other depreciation	11		21		22
Other	15		6		26
Total additions to long-lived assets	449		306		303
Operating Segments [Member]
Total assets	5,093		4,458		4,671
Total depreciation	256		259		252
Additions to Long-Lived Assets	434		300		277
North American Retail [Member]
Total assets	1,432		1,293		1,266
Total depreciation	99		97		95
Additions to Long-Lived Assets	232		163		110
North American Foodservice [Member]
Total assets	645		687		754
Total depreciation	40		50		41
Additions to Long-Lived Assets	28		32		47
International Beverage [Member]
Total assets	2,334		1,871		1,932
Total depreciation	95		88		91
Additions to Long-Lived Assets	157		85		100
International Bakery [Member]
Total assets	682		607		719
Total depreciation	22		24		25
Additions to Long-Lived Assets	$ 17		$ 20		$ 20

[1]	Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other noncurrent assets.